Investment in Associates	6 Months Ended
Jun. 30, 2024
Investment in Associates [Abstract]
INVESTMENT IN ASSOCIATES

NOTE 3:- INVESTMENT IN ASSOCIATE

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCareX Bio Ltd. (“MitoCareX”). MitoCareX is focused on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants, and indemnification provisions. On March 31, 2022, the closing conditions were met, and the Company paid the initial investment amount of $700 to MitoCareX. As of December 31, 2022, the Company owned 31.48% of the outstanding shares of MitoCareX.

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $400 in MitoCareX and increased its share ownership in MitoCareX from 31.48% to 41.92%.

On November 25, 2023, MitoCareX achieved its second milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $600 in MitoCareX and increased its share ownership in MitoCareX from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCareX agreed for the additional $600 installment to be deferred to March 25, 2024, and the $600 installment was paid March 11, 2024.

During the six months ended June 30, 2024, and 2023, the Company recorded equity losses from the investment in MitoCareX in the amount of $185 and $98, respectively.

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2023	$591
Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)

Balance at December 31, 2023	781

Investment following achievement of second milestone	600
Equity losses from investment in MitoCareX	(185)

Balance at June 30, 2024	$1,196